Retirement Benefit and Other Post-retirement Obligations - Summary of Changes in Values of Plan Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	£ 3,192
Interest on plan assets	(153)	£ (80)	£ (57)
Interest on plan liabilities	127	71	53
Closing fair value of plan assets	3,167	3,192
Fair value of plan assets [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	3,192	4,245
Recognition of Money Purchase assets	0	0
Exchange differences	(6)	12
Interest on plan assets	153	80
Return on plan assets excluding interest	(43)	(1,018)
Contributions by employer	15	17
Contributions by employees	7	7
Benefits paid	(149)	(151)
Settlements	(2)	0
Closing fair value of plan assets	3,167	3,192	4,245
Present value of defined benefit obligation [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening defined benefit obligation	(2,637)	(3,731)
Exchange differences	6	(14)
Disposals	0	1
Current service cost	(18)	(19)
Past service cost	0	(3)
Administration expenses	(8)	(7)
Recognition of Money Purchase liabilities	0	0
Interest on plan liabilities	(127)	(70)
Actuarial losses – experience	(63)	(27)
Actuarial gains – demographic	52	14
Actuarial (losses)/gains – financial	(32)	1,075
Contributions by employees	(7)	(7)
Benefits paid	149	151
Settlements	2	0
Closing defined benefit obligation	(2,683)	(2,637)	(3,731)
UK Group plan [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	3,088
Interest on plan assets	(148)	(77)	(55)
Interest on plan liabilities	121	67	49
Actuarial (losses)/gains – financial	160
Closing fair value of plan assets	3,060	3,088
UK Group plan [member] | Fair value of plan assets [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	3,088	4,125
Recognition of Money Purchase assets	0	0
Exchange differences	0	0
Interest on plan assets	148	77
Return on plan assets excluding interest	(48)	(1,000)
Contributions by employer	0	15
Contributions by employees	7	7
Benefits paid	(135)	(136)
Settlements	0	0
Closing fair value of plan assets	3,060	3,088	4,125
UK Group plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening defined benefit obligation	(2,514)	(3,588)
Exchange differences	0	0
Disposals	0	0
Current service cost	(16)	(17)
Past service cost	0	(3)
Administration expenses	(8)	(7)
Recognition of Money Purchase liabilities	0	0
Interest on plan liabilities	(121)	(67)
Actuarial losses – experience	(61)	(25)
Actuarial gains – demographic	52	14
Actuarial (losses)/gains – financial	(29)	1,050
Contributions by employees	(7)	(7)
Benefits paid	135	136
Settlements	0	0
Closing defined benefit obligation	(2,569)	(2,514)	(3,588)
Other plans [member] | Fair value of plan assets [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	104	120
Recognition of Money Purchase assets	0	0
Exchange differences	(6)	12
Interest on plan assets	5	3
Return on plan assets excluding interest	5	(18)
Contributions by employer	15	2
Contributions by employees	0	0
Benefits paid	(14)	(15)
Settlements	(2)	0
Closing fair value of plan assets	107	104	120
Other plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening defined benefit obligation	(123)	(143)
Exchange differences	6	(14)
Disposals	0	1
Current service cost	(2)	(2)
Past service cost	0	0
Administration expenses	0	0
Recognition of Money Purchase liabilities	0	0
Interest on plan liabilities	(6)	(3)
Actuarial losses – experience	(2)	(2)
Actuarial gains – demographic	0	0
Actuarial (losses)/gains – financial	(3)	25
Contributions by employees	0	0
Benefits paid	14	15
Settlements	2	0
Closing defined benefit obligation	£ (114)	£ (123)	£ (143)